UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

Annual Report

December 31, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Portfolio.  Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion
2009 was a very good year for U.S. equities.  A majority of markets were up significantly.
The year started with a continued steep decline in the markets as the recession deepened.  During the first quarter, the government passed a $780 billion stimulus package and GM received its first portion of bailout funds.  AIG also announced the biggest quarterly loss in U.S. corporate history.

During the second quarter of 2009, financial markets rebounded nicely with significantly positive returns.  Better earnings, increased M&A activity and an increase in consumer spending all pushed markets higher.  Oil prices increased to $70 a barrel highlighting potential inflation risks.

The exuberance in the financial markets continued during the third quarter.  Companies continued to report improved earnings and increased M&A activity contributed to the positive momentum.  Retail sales remained strong and the government increased funding for the “Cash for Clunkers” program.

The fourth quarter started with a weak month but rebounded with positive returns for both November and December.  The unemployment rate leveled off at 10% after rising throughout the year.

Some relevant 2009 market statistics:  The U.S. Unemployment Rate went from 7.2% to 10.0%.  Fed Funds Rate remained steady at a historical low target range of 0% to .25%.  Crude oil traded in a range from $34 to $81 a barrel.  The CBOE SPX Volatility Index (VIX) traded in a range from 56.65 in January to a low of 19.47 in December.

The S&P 900 Index increased 27.3% on a total return basis.  Separately, the S&P 500 Index gained 26.5% and the S&P MidCap 400 rose 37.4%.  The large cap and small cap space performed relatively in line, with the Russell 2000 and S&P 600 indexes ending the year 27.1%  and 25.6% higher, respectively.  The mid cap space outperformed both large cap and small cap space.  In the Russell style indexes, Growth significantly outperformed Value during 2009.

Every sector and most industry groups increased in 2009.  Information Technology experienced the best performance, rising 61.6%.  Telecommunications Services was the worst performing sector, gaining only 9.0%.  At the single stock level, RF Micro Devices (RFMD) was the best performing name in the S&P 900, gaining 511.5%.  Unfortunately, RF Micro Devices carried a small weight in the index and its contribution to performance was negligible.  Apple (AAPL) contributed the most to performance.  The stock was up 146.9% including dividends in 2009 and added 1.5% of positive performance to the index.  Chemtura (CEMJQ) was the worst performing stock, dropping 92.9% while only contributing 1 basis point of negative performance.  Exxon Mobil (XOM) had the largest negative contribution to performance in the S&P 500, declining 12.6% and contributed 0.9% of negative performance.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	S&P 500 Index	S&P 400 MidCap Index
	10,000.00	10,000.00	10,000.00
2000	9,206.00	9,089.60	11,751.00
2001	8,135.34	8,009.76	11,680.49
2002	6,350.45	6,239.60	9,985.65
2003	8,154.61	8,029.42	13,542.38
2004	9,030.42	8,900.24	15,768.43
2005	9,483.74	9,338.45	17,755.19
2006	10,876.90	10,813.36	19,587.17
2007	11,435.98	11,407.45	21,150.03
2008	7,174.93	7,186.92	13,487.16
2009	9,094.94	9,088.58	18,528.66

Average Annual Total Returns for the Periods Ended December 31, 2009

One Year	Five Years	Ten Years
26.76%	0.14%	-0.94%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2009

Sector	% of Portfolio Investments
Communications	7.94%
Consumer Products & Services	21.47%
Financial Services	14.34%
Health Care	12.48%
Industrial Products & Services	5.58%
Natural Resources	12.67%
Short Term Investments	1.09%
Technology	17.99%
Transportation	2.67%
Utilities	3.77%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)

Actual	$ 1,000.00	$ 1,225.31	$ 3.37

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.18	$ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December 31, 2009

Maxim Stock Index Portfolio

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Stock Index Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2009, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Stock Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 25, 2010

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

ASSETS:
Investments in securities, market value (including $2,687,483 of securities on loan) (1)	$292,872,931
Cash	2,024,899
Dividends receivable	382,555
Subscriptions receivable	210,395
Receivable for investments sold	40,931

Total assets	295,531,711

LIABILITIES:
Due to investment adviser	148,683
Payable upon return of securities loaned	2,759,540
Redemptions payable	144,623
Payable for investments purchased	41,423
Variation margin on futures contracts	27,753

Total liabilities	3,122,022

NET ASSETS	$292,409,689

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,813,433
Additional paid-in capital	292,934,774
Net unrealized appreciation on investments and futures contracts	13,188,289
Accumulated net realized loss on investments and futures contracts	(15,526,807)

NET ASSETS	$292,409,689

NET ASSET VALUE PER OUTSTANDING SHARE	$16.12
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	105,000,000
Outstanding	18,134,330

(1) Cost of investments in securities	$279,732,475

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

INVESTMENT INCOME:
Interest	$2,344
Income from securities lending	116,459
Dividends	5,969,637
Foreign withholding tax	(233)

Total income	6,088,207

EXPENSES:
Management fees	1,546,345

NET INVESTMENT INCOME	4,541,862

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(3,346,533)
Net realized gain on futures contracts	1,124,195
Change in net unrealized appreciation on investments	60,907,622
Change in net unrealized appreciation on futures contracts	(15,032)

Net realized and unrealized gain on investments and futures contracts	58,670,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,212,114

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$4,541,862	$6,162,335
Net realized gain (loss) on investments	(3,346,533)	5,087,532
Net realized gain (loss) on futures contracts	1,124,195	(2,250,059)
Change in net unrealized appreciation (depreciation) on investments	60,907,622	(168,497,063)
Change in net unrealized appreciation on futures contracts	(15,032)	75,990

Net increase (decrease) in net assets resulting from operations	63,212,114	(159,421,265)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,482,239)	(6,012,309)
From net realized gains		(8,904,980)

Total distributions	(4,482,239)	(14,917,289)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	29,852,007	38,505,327
Reinvestment of distributions	4,482,239	14,917,289
Redemptions of shares	(56,002,399)	(88,054,044)

Net decrease in net assets resulting from share transactions	(21,668,153)	(34,631,428)

Total increase (decrease) in net assets	37,061,722	(208,969,982)

NET ASSETS:
Beginning of period	255,347,967	464,317,949

End of period	$292,409,689	$255,347,967

OTHER INFORMATION:

SHARES:
Sold	2,203,912	2,119,777
Issued in reinvestment of distributions	308,454	1,014,349
Redeemed	(4,131,065)	(4,766,266)

Net decrease	(1,618,699)	(1,632,140)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$12.93	$21.71	$22.49	$21.27	$22.10

Income from Investment Operations

Net investment income	0.24	0.31	0.31	0.30	0.28
Net realized and unrealized gain (loss)	3.19	(8.32)	0.84	2.79	0.83

Total Income (Loss) From
Investment Operations	3.43	(8.01)	1.15	3.09	1.11

Less Distributions

From net investment income	(0.24)	(0.31)	(0.31)	(0.30)	(0.28)
From net realized gains		(0.46)	(1.62)	(1.57)	(1.66)

Total Distributions	(0.24)	(0.77)	(1.93)	(1.87)	(1.94)

Net Asset Value, End of Period	$16.12	$12.93	$21.71	$22.49	$21.27

Total Return ±	26.76%	(37.26%)	5.14%	14.69%	5.02%

Net Assets, End of Period ($000)	$292,410	$255,348	$464,318	$502,295	$515,700

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	1.76%	1.69%	1.33%	1.31%	1.24%

Portfolio Turnover Rate	12.93%	6.63%	7.70%	7.83%	8.19%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.  The Portfolio is also available as an investment option for asset allocation portfolios that are a series of the Fund and college saving programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2009, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the year did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1	Level 2	Level 3	Total
Assets
Stock^	$289,688,426	$-	$-	$289,688,426
Short-term investments	2,759,540	424,965	-	3,184,505
Total Assets	$292,447,966	$424,965	$0	$292,872,931
Liabilities
Other financial instruments*	27,753	-	-	27,753
Total Liabilities	$27,753	$0	$0	$27,753
Total	$292,420,213	$424,965	$0	$292,845,178

^See Schedule of Investments for values in each industry.

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of December 31, 2009.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (the FASB) issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162 (SFAS No. 168).  SFAS No. 168 establishes the FASB Accounting Standards CodificationTM (the ASC) as the single source of authoritative accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with generally accepted accounting principles in the United States (GAAP) applied by nongovernmental entities.  All previously issued GAAP authoritative pronouncements are superseded and replaced by the ASC and are considered non-authoritative. The ASC also established that rules and interpretative releases of the Securities and Exchange Commission (the SEC) under authority of federal securities laws are also sources of GAAP for SEC registrants.  SFAS No. 168 and the ASC are effective for interim or annual financial periods ending after September 15, 2009.  The Portfolio adopted SFAS No. 168 and the ASC for its fiscal quarter ended September 30, 2009.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures About Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS No. 161).  Effective July 1, 2009, SFAS No. 161 was superseded and replaced by certain provisions of ASC topic 815, Derivatives and Hedging (ASC topic 815).  These provisions of ASC topic 815 apply to all derivative instruments and related hedged items.  These provisions of ASC topic 815 require entities to provide enhanced disclosures regarding (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, results of operations and cash flows.  These provisions of ASC topic 815 are effective for financial statements issued beginning after November 15, 2008.  The Portfolio adopted these provisions of ASC topic 815 for the fiscal year beginning January 1, 2009.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (SFAS No. 165).  Effective July 1, 2009, SFAS No.165 was superseded and replaced by certain provisions of ASC topic 855, Subsequent Events (ASC topic 855).  These provisions of ASC topic 855 require companies to establish principles and requirements for subsequent events.  Specifically, these provisions of ASC topic 855 require the disclosure of the period after the financial statements date through which management has evaluated events and transactions that may occur for potential recognition or disclosure in a company’s financial statements.  In addition, these provisions of ASC topic 855 provide the circumstances under which the disclosures are required of an entity regarding events and circumstances that have occurred after the date of the financial statements but before the date of issuance.  These provisions of ASC topic 855 are effective for interim or annual financial periods ending after June 15, 2009.  The Portfolio adopted these provisions of ASC topic 855 for the semi-annual period ended June 30, 2009.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $199,400 for the year ended December 31, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $32,776,122 and $52,598,040, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2009, the U.S. Federal income tax cost basis was $292,121,927.  The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $66,564,471 and gross depreciation of securities in which there was an excess of tax cost over value of $65,813,467 resulting in net appreciation of $751,004.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order to equitize cash with the objective of minimizing risk of expected tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2009 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	-	-	Variation margin on futures contracts	$27,753

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2009 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	AAmount	Statement of Operations Location	Amount
Futures Contracts	Net realized gain on futures contracts	$1,124,195	Change in net unrealized appreciation on futures contracts	($15,032)

As of December 31, 2009, the Portfolio held 44 S&P 500 Emini long futures contracts and 3 S&P 400 MidCap Emini long futures contracts. The contracts expire in March 2010 and the Portfolio has recorded unrealized appreciation of $37,863 and $9,970, respectively, for a total unrealized appreciation of $47,833.  The number of futures contracts held at December 31, 2009 is representative of futures contracts activity during the year ended December 31, 2009.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian.  Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions.  In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest.  Cash collateral is invested in securities approved by the Board of Directors.  On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned.  The security is also included in the Schedule of Investments.  As of December 31, 2009 the Portfolio had securities on loan valued at $2,687,483 and received collateral of $2,759,540 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities.  The Portfolio also continues to receive interest or dividends on the securities loaned.  The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2009 and 2008 were as follows:

	2009	2008
Distributions paid from:
Ordinary income	$4,482,239	$6,305,368
Long-term capital gain	-	8,611,921
	$4,482,239	$14,917,289

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	-
Net accumulated earnings	0

Net unrealized appreciation on investments	751,004
Capital loss carryforwards	(3,089,522)
Post-October losses	-
Tax composition of capital	$(2,338,518)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  For the year ended December 31, 2009 the Portfolio reclassified permanent book and tax differences of $15,259 from paid-in capital to undistributed net investment income and $74,882 from undistributed net investment income to accumulated net realized loss on investments.  This adjustment has no impact on net assets or the results of operations.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2009, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $3,089,522, which expires in the year 2017.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2009, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

9.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of February 25, 2010, of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.55%
920	Alliant Techsystems Inc *	81,208
2,582	BE Aerospace Inc *	60,677
19,391	Boeing Co	1,049,635
10,359	General Dynamics Corp	706,173
3,365	Goodrich Corp	216,201
20,234	Honeywell International Inc	793,173
4,964	ITT Corp	246,909
3,169	L-3 Communications Holdings Inc	275,545
8,539	Lockheed Martin Corp	643,414
8,377	Northrop Grumman Corp	467,855
3,767	Precision Castparts Corp	415,688
10,233	Raytheon Co	527,204
4,224	Rockwell Collins Inc	233,841
25,024	United Technologies Corp	1,736,916
		$7,454,439

Agriculture --- 0.21%
17,261	Archer-Daniels-Midland Co	540,442
2,092	Corn Products International Inc	61,149
		$601,591

Air Freight --- 0.92%
4,515	CH Robinson Worldwide Inc	265,166
5,757	Expeditors International of Washington Inc	199,941
8,401	FedEx Corp	701,063
26,497	United Parcel Service Inc Class B	1,520,133
		$2,686,303

Airlines --- 0.11%
3,364	AirTran Holdings Inc *	17,560
1,020	Alaska Air Group Inc *	35,251
5,707	JetBlue Airways Corp *	31,103
20,110	Southwest Airlines Co	229,858
		$313,772

Auto Parts & Equipment --- 0.26%
3,102	BorgWarner Inc	103,048
3,529	Gentex Corp	62,993
6,425	Goodyear Tire & Rubber Co *	90,593
17,988	Johnson Controls Inc	489,993
		$746,627

Automobiles --- 0.36%
86,663	Ford Motor Co *	866,630
6,361	Harley-Davidson Inc	160,297
995	Thor Industries Inc	31,243
		$1,058,170

Banks --- 2.74%
3,586	Associated Banc-Corp †	39,482
2,033	Bancorpsouth Inc	47,694
1,341	Bank of Hawaii Corp	63,107
18,317	BB&T Corp	464,702
1,389	Cathay General Bancorp	10,487
1,203	City National Corp	54,857
4,027	Comerica Inc	119,078
1,956	Commerce Bancshares Inc	75,736
1,667	Cullen/Frost Bankers Inc	83,350
21,613	Fifth Third Bancorp	210,727
5,883	First Horizon National Corp	78,832
2,314	FirstMerit Corp	46,604
4,925	Fulton Financial Corp †	42,946
15,247	Huntington Bancshares Inc	55,652
1,423	International Bancshares Corp	26,937
23,458	KeyCorp	130,192
2,206	M&T Bank Corp	147,559
9,882	Marshall & Ilsley Corp	53,857
688	PacWest Bancorp	13,863
12,411	PNC Financial Services Group Inc	655,177
32,396	Regions Financial Corp	171,375
13,387	SunTrust Banks Inc	271,622
925	SVB Financial Group *	38,563
7,876	Synovus Financial Corp †	16,146
3,161	TCF Financial Corp	43,053
1,368	Trustmark Corp	30,835
51,037	US Bancorp	1,148,843
3,977	Valley National Bancorp †	56,195
1,792	Webster Financial Corp	21,271
135,930	Wells Fargo & Co ~	3,668,751
819	Westamerica Bancorp	45,348
1,943	Wilmington Trust Corp	23,977
3,233	Zions Bancorp †	41,479
		$7,998,297

Biotechnology --- 2.07%
1,982	Affymetrix Inc *	11,575
27,015	Amgen Inc *	1,528,239
7,757	Biogen Idec Inc *	414,999
538	Bio-Rad Laboratories Inc Class A *	51,895
12,336	Celgene Corp *	686,868
1,989	Cephalon Inc *	124,133
1,854	Charles River Laboratories International Inc *	62,461
1,700	Covance Inc *	92,769
7,087	Genzyme Corp *	347,334
24,021	Gilead Sciences Inc *	1,039,629
4,793	Life Technologies Corp *	250,338
895	Mettler-Toledo International Inc *	93,966
1,478	Millipore Corp *	106,933
1,626	OSI Pharmaceuticals Inc *	50,455
2,986	PerkinElmer Inc	61,482
3,031	Pharmaceutical Product Development Inc	71,047
956	Techne Corp	65,543
10,972	Thermo Fisher Scientific Inc *	523,255
1,306	United Therapeutics Corp *	68,761
809	Varian Inc *	41,696
4,856	Vertex Pharmaceuticals Inc *	208,080
2,586	Waters Corp *	160,229
		$6,061,687

Broadcast/Media --- 2.50%
18,427	CBS Corp Class B	258,899
76,199	Comcast Corp Class A	1,284,715
25,264	DIRECTV Class A *	842,554
2,091	DreamWorks Animation SKG Inc Class A *	83,535
1,069	Harte-Hanks Inc	11,524
13,418	Interpublic Group of Cos Inc *	99,025
1,517	Lamar Advertising Co Class A *	47,164
60,481	News Corp Class A	827,985
8,340	Omnicom Group Inc	326,511
2,400	Scripps Networks Interactive Inc	99,600
9,466	Time Warner Cable Inc	391,798
31,178	Time Warner Inc	908,527
16,312	Viacom Inc Class B *	484,956
50,782	Walt Disney Co	1,637,798
		$7,304,591

Building Materials --- 0.06%
1,321	Lennox International Inc	51,572
9,710	Masco Corp	134,095
		$185,667

Chemicals --- 2.05%
5,645	Air Products & Chemicals Inc	457,584
2,174	Airgas Inc	103,482
2,429	Albemarle Corp	88,343
2,067	Ashland Inc	81,894
1,834	Cabot Corp	48,106
1,290	CF Industries Holdings Inc	117,106
1,323	Cytec Industries Inc	48,184
30,522	Dow Chemical Co	843,323
1,937	Eastman Chemical Co	116,685
6,353	Ecolab Inc	283,217
24,117	EI du Pont de Nemours & Co	812,019
1,931	FMC Corp	107,672
2,097	International Flavors & Fragrances Inc	86,271
1,806	Lubrizol Corp	131,748
525	Minerals Technologies Inc	28,597
14,547	Monsanto Co	1,189,217
2,185	Olin Corp	38,281
4,487	PPG Industries Inc	262,669
8,252	Praxair Inc	662,718
3,317	RPM International Inc	67,435
1,234	Scotts Miracle-Gro Co Class A	48,508
1,366	Sensient Technologies Corp	35,926
3,304	Sigma-Aldrich Corp	166,951
2,656	Terra Industries Inc	85,497
2,596	Valspar Corp	70,455
		$5,981,888

Communications - Equipment --- 2.51%
10,867	3Com Corp *	81,503
2,709	ADC Telecommunications Inc * †	16,823
1,539	ADTRAN Inc	34,704
2,556	Ciena Corp *	27,707
153,541	Cisco Systems Inc * ~	3,675,772
2,596	CommScope Inc *	68,872
2,095	F5 Networks Inc *	110,993
3,546	Harris Corp	168,612
6,183	JDS Uniphase Corp *	51,010
14,078	Juniper Networks Inc *	375,460
61,700	Motorola Inc	478,792
4,473	Palm Inc * †	44,909
1,371	Plantronics Inc	35,619
2,351	Polycom Inc *	58,704
44,568	QUALCOMM Inc	2,061,716
9,836	Tellabs Inc *	55,868
		$7,347,064

Computer Hardware & Systems --- 5.42%
24,032	Apple Inc * ~	5,067,388
46,287	Dell Inc *	664,681
1,858	Diebold Inc	52,860
54,415	EMC Corp *	950,630
63,279	Hewlett-Packard Co ~	3,259,501
35,055	International Business Machines Corp ~	4,588,699
2,190	Lexmark International Inc Class A *	56,896
4,448	NCR Corp *	49,506
9,022	NetApp Inc *	310,267
2,919	QLogic Corp *	55,082
6,141	SanDisk Corp *	178,028
20,151	Sun Microsystems Inc *	188,815
4,644	Teradata Corp *	145,961
6,105	Western Digital Corp *	269,536
		$15,837,850

Computer Software & Services --- 6.24%
982	ACI Worldwide Inc *	16,841
14,112	Adobe Systems Inc *	519,039
439	Advent Software Inc *	17,881
4,593	Akamai Technologies Inc *	116,341
2,342	ANSYS Inc *	101,783
2,900	AOL Inc *	67,512
6,137	Autodesk Inc *	155,941
5,029	BMC Software Inc *	201,663
10,822	CA Inc	243,062
7,391	Cadence Design Systems Inc *	44,272
4,899	Citrix Systems Inc *	203,847
5,795	Compuware Corp *	41,898
1,071	Digital River Inc *	28,906
30,199	eBay Inc *	710,885
8,772	Electronic Arts Inc *	155,703
1,028	Equinix Inc * †	109,122
1,172	FactSet Research Systems Inc	77,200
1,370	Fair Isaac Corp	29,195
6,435	Google Inc Class A * ~	3,989,571
2,442	Informatica Corp *	63,150
8,464	Intuit Inc *	259,930
2,350	Jack Henry & Associates Inc	54,332
4,205	McAfee Inc *	170,597
2,641	Mentor Graphics Corp *	23,320
2,041	MICROS Systems Inc *	63,332
206,191	Microsoft Corp ~	6,286,764
9,682	Novell Inc *	40,180
104,351	Oracle Corp ~	2,560,774
3,250	Parametric Technology Corp *	53,105
1,725	Quest Software Inc *	31,740
5,086	Red Hat Inc *	157,157
2,810	Rovi Corp *	89,555
2,979	Salesforce.com Inc *	219,761
1,924	Solera Holdings Inc	69,283
2,175	Sybase Inc *	94,395
21,878	Symantec Corp *	391,397
4,042	Synopsys Inc *	90,056
2,439	ValueClick Inc *	24,683
5,139	VeriSign Inc *	124,569
32,062	Yahoo! Inc *	538,000
		$18,236,742

Conglomerates --- 2.07%
18,802	3M Co	1,554,361
1,718	Carlisle Cos Inc	58,859
284,138	General Electric Co ~	4,299,008
7,219	Textron Inc	135,789
		$6,048,017

Containers --- 0.31%
1,732	AptarGroup Inc	61,902
2,510	Ball Corp	129,767
2,802	Bemis Co Inc	83,079
960	Greif Inc Class A	51,821
4,564	Owens-Illinois Inc *	150,019
2,874	Packaging Corp of America	66,131
3,503	Pactiv Corp *	84,562
4,222	Sealed Air Corp	92,293
716	Silgan Holdings Inc	41,423
2,799	Sonoco Products Co	81,871
2,987	Temple-Inland Inc	63,055
		$905,923

Cosmetics & Personal Care --- 0.28%
2,394	Alberto-Culver Co	70,120
11,470	Avon Products Inc	361,305
3,153	Estee Lauder Cos Inc Class A	152,479
3,834	Mead Johnson Nutrition Co	167,546
1,544	NBTY Inc *	67,226
		$818,676

Distributors --- 0.23%
3,624	Fastenal Co †	150,903
1,324	GATX Corp	38,065
4,322	Genuine Parts Co	164,063
3,932	LKQ Corp *	77,028
1,153	MSC Industrial Direct Co Inc Class A	54,191
1,686	United Rentals Inc *	16,540
1,696	WW Grainger Inc	164,224
		$665,014

Electric Companies --- 2.03%
4,509	Allegheny Energy Inc	105,871
12,809	American Electric Power Co Inc	445,625
1,694	Cleco Corp	46,297
3,078	DPL Inc	84,953
34,867	Duke Energy Corp	600,061
8,742	Edison International	304,047
5,049	Entergy Corp	413,210
17,596	Exelon Corp	859,917
8,185	FirstEnergy Corp	380,193
11,063	FPL Group Inc	584,348
3,475	Great Plains Energy Inc	67,380
2,567	Hawaiian Electric Industries Inc †	53,650
1,322	IDACORP Inc	42,238
4,671	Northeast Utilities	120,465
2,839	NSTAR	104,475
6,574	NV Energy Inc	81,386
5,871	Pepco Holdings Inc	98,926
2,690	Pinnacle West Capital Corp	98,400
2,429	PNM Resources Inc	30,727
10,106	PPL Corp	326,525
7,494	Progress Energy Inc	307,329
21,412	Southern Co	713,448
3,048	Westar Energy Inc	66,203
		$5,935,674

Electronic Instruments & Equipment --- 1.24%
9,385	Agilent Technologies Inc *	291,592
2,862	AMETEK Inc	109,443
4,653	Amphenol Corp Class A	214,875
3,176	Arrow Electronics Inc *	94,041
4,025	Avnet Inc *	121,394
41,816	Corning Inc	807,467
20,071	Emerson Electric Co	855,025
1,289	First Solar Inc * †	174,531
4,038	FLIR Systems Inc *	132,123
1,582	Hubbell Inc Class B	74,829
4,540	Ingram Micro Inc Class A *	79,223
1,031	Itron Inc *	69,665
1,569	National Instruments Corp	46,207
700	Regal-Beloit Corp	36,358
3,848	Rockwell Automation Inc	180,779
2,424	Roper Industries Inc	126,945
1,409	Tech Data Corp *	65,744
1,481	Thomas & Betts Corp *	53,005
5,232	Vishay Intertechnology Inc *	43,687
1,541	Woodward Governor Co	39,712
		$3,616,645

Electronics - Semiconductor --- 2.58%
14,928	Advanced Micro Devices Inc *	144,503
7,974	Altera Corp	180,452
7,921	Analog Devices Inc	250,145
35,838	Applied Materials Inc	499,582
12,644	Atmel Corp *	58,289
11,583	Broadcom Corp Class A *	364,285
2,689	Cree Inc *	151,579
3,473	Fairchild Semiconductor International Inc *	34,695
4,636	Integrated Device Technology Inc *	29,995
147,452	Intel Corp ~	3,008,021
2,012	International Rectifier Corp *	44,505
3,428	Intersil Holding Corp Class A	52,586
4,624	KLA-Tencor Corp	167,204
3,376	Lam Research Corp *	132,373
6,023	Linear Technology Corp	183,942
17,332	LSI Corp *	104,165
5,754	MEMC Electronic Materials Inc *	78,370
4,881	Microchip Technology Inc †	141,842
22,961	Micron Technology Inc *	242,468
6,478	National Semiconductor Corp	99,502
2,482	Novellus Systems Inc *	57,930
14,871	NVIDIA Corp *	277,790
7,455	RF Micro Devices Inc *	35,560
1,711	Semtech Corp *	29,104
1,253	Silicon Laboratories Inc *	60,570
4,855	Teradyne Inc *	52,094
33,444	Texas Instruments Inc	871,551
7,484	Xilinx Inc	187,549
		$7,540,651

Engineering & Construction --- 0.38%
3,053	Aecom Technology Corp *	83,957
4,891	Fluor Corp	220,290
933	Granite Construction Inc	31,405
3,357	Jacobs Engineering Group Inc *	126,257
4,255	KBR Inc	80,845
1,185	Martin Marietta Materials Inc	105,951
5,468	Quanta Services Inc *	113,953
2,144	Shaw Group Inc *	61,640
2,334	URS Corp *	103,910
3,418	Vulcan Materials Co	180,026
		$1,108,234

Financial Services --- 5.22%
1,158	Affiliated Managers Group Inc *	77,991
6,937	Ameriprise Financial Inc	269,294
3,989	Apollo Investment Corp	38,015
265,174	Bank of America Corp ~	3,993,521
32,136	Bank of New York Mellon Corp	898,844
516,043	Citigroup Inc	1,708,103
1,786	CME Group Inc	600,007
3,122	Eaton Vance Corp	94,940
2,335	Federated Investors Inc Class B	64,213
4,023	Franklin Resources Inc	423,823
1,988	IntercontinentalExchange Inc *	223,253
11,317	Invesco Ltd	265,836
5,054	Janus Capital Group Inc	67,976
105,160	JPMorgan Chase & Co ~	4,382,017
4,332	Legg Mason Inc	130,653
5,084	Leucadia National Corp *	120,949
5,355	Moody's Corp	143,514
2,742	MSCI Inc Class A *	87,196
3,855	NASDAQ OMX Group Inc *	76,406
6,478	Northern Trust Corp	339,447
7,061	NYSE Euronext	178,643
3,464	SEI Investments Co	60,689
13,295	State Street Corp	578,864
6,876	T Rowe Price Group Inc	366,147
2,191	Waddell & Reed Financial Inc Class A	66,913
		$15,257,254

Food & Beverages --- 5.58%
1,557	BJ's Wholesale Club Inc *	50,929
2,974	Brown-Forman Corp Class B	159,317
5,075	Campbell Soup Co	171,535
61,841	Coca-Cola Co ~	3,524,937
8,600	Coca-Cola Enterprises Inc	182,320
11,857	ConAgra Foods Inc	273,304
5,516	Constellation Brands Inc Class A *	87,870
11,698	Costco Wholesale Corp	692,171
4,965	Dean Foods Co *	89,569
6,894	Dr Pepper Snapple Group Inc	195,100
1,951	Flowers Foods Inc	46,356
8,750	General Mills Inc	619,587
895	Green Mountain Coffee Roasters Inc * †	72,916
2,032	Hansen Natural Corp *	78,029
4,496	Hershey Co	160,912
8,464	HJ Heinz Co	361,921
1,958	Hormel Foods Corp	75,285
3,225	JM Smucker Co	199,144
6,888	Kellogg Co	366,442
39,419	Kraft Foods Inc Class A	1,071,408
17,500	Kroger Co	359,275
557	Lancaster Colony Corp	27,683
3,487	McCormick & Co Inc	125,985
4,260	Molson Coors Brewing Co Class B	192,382
3,833	Pepsi Bottling Group Inc	143,737
1,571	PepsiAmericas Inc	45,967
41,642	PepsiCo Inc	2,531,834
1,503	Ralcorp Holdings Inc *	89,744
1,102	Ruddick Corp	28,354
10,855	Safeway Inc	231,103
18,901	Sara Lee Corp	230,214
3,332	Smithfield Foods Inc *	50,613
5,626	SUPERVALU Inc	71,506
15,880	Sysco Corp	443,687
744	Tootsie Roll Industries Inc †	20,371
8,472	Tyson Foods Inc Class A	103,951
56,971	Wal-Mart Stores Inc ~	3,045,100
3,737	Whole Foods Market Inc *	102,581
		$16,323,139

Gold, Metals & Mining --- 1.11%
3,065	AK Steel Holding Corp	65,438
26,158	Alcoa Inc	421,667
2,606	Allegheny Technologies Inc	116,670
1,235	Carpenter Technology Corp	33,283
3,542	Cliffs Natural Resources Inc	163,251
3,155	Commercial Metals Co	49,376
11,453	Freeport-McMoRan Copper & Gold Inc	919,561
13,181	Newmont Mining Corp	623,593
8,449	Nucor Corp	394,146
1,790	Reliance Steel & Aluminum Co	77,364
5,965	Steel Dynamics Inc	105,700
2,387	Titanium Metals Corp †	29,885
3,883	United States Steel Corp	214,031
1,682	Worthington Industries Inc	21,984
		$3,235,949

Health Care Related --- 2.33%
11,720	Aetna Inc	371,524
7,702	AmerisourceBergen Corp	200,791
9,653	Cardinal Health Inc	311,213
1,821	Cerner Corp * †	150,123
7,408	CIGNA Corp	261,280
2,594	Community Health Systems Inc *	92,347
3,976	Coventry Health Care Inc *	96,577
2,782	DaVita Inc *	163,415
7,380	Express Scripts Inc *	638,001
6,917	Health Management Associates Inc Class A *	50,287
2,661	Health Net Inc *	61,975
2,439	Henry Schein Inc *	128,291
4,601	Humana Inc *	201,938
4,855	IMS Health Inc	102,246
842	Kindred Healthcare Inc *	15,543
2,837	Laboratory Corp of America Holdings *	212,321
1,524	LifePoint Hospitals Inc *	49,545
1,793	Lincare Holdings Inc *	66,556
7,152	McKesson Corp	447,000
12,747	Medco Health Solutions Inc *	814,661
3,310	Omnicare Inc	80,036
1,168	Owens & Minor Inc	50,142
2,565	Patterson Cos Inc *	71,769
1,577	Psychiatric Solutions Inc *	33,338
4,147	Quest Diagnostics Inc	250,396
11,711	Tenet Healthcare Corp *	63,122
31,011	UnitedHealth Group Inc	945,215
2,602	Universal Health Services Inc Class B	79,361
2,376	VCA Antech Inc *	59,210
1,184	WellCare Health Plans Inc *	43,524
12,249	WellPoint Inc *	713,994
		$6,825,741

Homebuilding --- 0.16%
7,312	DR Horton Inc	79,482
2,075	KB Home	28,386
3,959	Lennar Corp Class A	50,556
1,037	MDC Holdings Inc	32,189
155	NVR Inc *	110,160
8,548	Pulte Homes Inc	85,480
1,207	Ryland Group Inc	23,778
3,704	Toll Brothers Inc *	69,672
		$479,703

Hotels/Motels --- 0.29%
11,768	Carnival Corp *	372,928
6,843	Marriott International Inc Class A	186,472
5,064	Starwood Hotels & Resorts Worldwide Inc	185,190
4,745	Wyndham Worldwide Corp	95,707
		$840,297

Household Goods --- 2.69%
1,105	American Greetings Corp Class A	24,078
1,600	Black & Decker Corp	103,728
170	Blyth Inc	5,732
1,873	Church & Dwight Co Inc	113,223
3,787	Clorox Co	231,007
13,270	Colgate-Palmolive Co	1,090,131
1,848	Energizer Holdings Inc *	113,246
4,075	Fortune Brands Inc	176,040
1,778	Harman International Industries Inc	62,728
11,150	Kimberly-Clark Corp	710,367
4,143	Leggett & Platt Inc	84,517
1,574	Mohawk Industries Inc *	74,922
7,397	Newell Rubbermaid Inc	111,029
77,972	Procter & Gamble Co ~	4,727,442
1,756	Tupperware Brands Corp	81,777
2,005	Whirlpool Corp	161,723
		$7,871,690

Independent Power Producer --- 0.15%
17,873	AES Corp *	237,890
5,367	Constellation Energy Group Inc	188,757
14,207	Dynegy Inc Class A *	25,715
		$452,362

Insurance Related --- 2.55%
12,570	Aflac Inc	581,363
14,411	Allstate Corp	432,906
2,110	American Financial Group Inc	52,645
3,641	American International Group Inc * †	109,157
7,364	Aon Corp	282,336
2,810	Arthur J Gallagher & Co	63,253
3,137	Assurant Inc	92,479
3,255	Brown & Brown Inc	58,492
9,124	Chubb Corp	448,718
4,333	Cincinnati Financial Corp	113,698
1,657	Everest Re Group Ltd	141,972
6,198	Fidelity National Financial Inc	83,425
2,615	First American Corp	86,583
12,150	Genworth Financial Inc *	137,902
1,276	Hanover Insurance Group Inc	56,693
10,304	Hartford Financial Services Group Inc	239,671
2,977	HCC Insurance Holdings Inc	83,267
1,098	Horace Mann Educators Corp	13,725
8,087	Lincoln National Corp	201,205
9,766	Loews Corp	354,994
14,060	Marsh & McLennan Cos Inc	310,445
998	Mercury General Corp	39,181
21,850	MetLife Inc	772,397
6,167	Old Republic International Corp	61,917
8,546	Principal Financial Group Inc	205,446
18,212	Progressive Corp	327,634
2,400	Protective Life Corp	39,720
12,452	Prudential Financial Inc	619,612
1,934	Reinsurance Group of America Inc	92,155
1,375	StanCorp Financial Group Inc	55,028
2,200	Torchmark Corp	96,690
14,604	Travelers Cos Inc	728,155
1,383	Unitrin Inc	30,495
8,995	Unum Group	175,582
3,614	WR Berkley Corp	89,049
9,271	XL Capital Ltd Class A	169,937
		$7,447,927

Investment Bank/Brokerage Firm --- 1.40%
25,581	Charles Schwab Corp	481,434
40,698	E*TRADE Financial Corp *	71,222
13,716	Goldman Sachs Group Inc	2,315,809
3,298	Jefferies Group Inc	78,262
36,279	Morgan Stanley	1,073,858
2,761	Raymond James Financial Inc	65,629
		$4,086,214

Leisure & Entertainment --- 0.24%
1,569	Boyd Gaming Corp * †	13,132
3,490	Hasbro Inc	111,889
8,032	International Game Technology	150,761
779	International Speedway Corp Class A	22,163
994	Life Time Fitness Inc *	24,780
9,770	Mattel Inc	195,205
1,815	Scientific Games Corp Class A *	26,408
1,204	WMS Industries Inc *	48,160
1,898	Wynn Resorts Ltd * †	110,521
		$703,019

Machinery --- 1.94%
2,592	AGCO Corp *	83,825
2,000	Bucyrus International Inc	112,740
16,617	Caterpillar Inc	947,003
1,327	Crane Co	40,633
5,491	Cummins Inc	251,817
6,961	Danaher Corp	523,467
11,373	Deere & Co	615,166
2,051	Donaldson Co Inc	87,250
5,053	Dover Corp	210,255
4,443	Eaton Corp	282,664
1,365	Federal Signal Corp	8,217
1,515	Flowserve Corp	143,213
1,679	Graco Inc	47,969
2,059	Harsco Corp	66,362
2,073	IDEX Corp †	64,574
10,352	Illinois Tool Works Inc	496,792
2,772	Joy Global	143,007
2,052	Kennametal Inc	53,188
1,192	Lincoln Electric Holdings Inc	63,724
942	Nordson Corp	57,632
2,474	Oshkosh Corp	91,612
9,757	PACCAR Inc	353,886
3,138	Pall Corp	113,596
4,366	Parker-Hannifin Corp	235,240
2,607	Pentair Inc	84,206
1,616	Snap-on Inc	68,292
1,267	SPX Corp	69,305
2,112	Stanley Works †	108,789
3,019	Terex Corp *	59,806
2,101	Timken Co	49,815
2,204	Trinity Industries Inc	38,438
500	Valmont Industries Inc	39,225
1,340	Wabtec Corp	54,726
		$5,666,434

Manufacturing --- 0.09%
5,188	Jabil Circuit Inc	90,115
3,643	Molex Inc	78,507
3,352	Trimble Navigation Ltd *	84,470
		$253,092

Medical Products --- 2.13%
16,088	Baxter International Inc	944,044
1,827	Beckman Coulter Inc	119,559
6,330	Becton Dickinson & Co	499,184
40,475	Boston Scientific Corp *	364,275
4,803	CareFusion Corp *	120,123
2,615	CR Bard Inc	203,708
4,022	DENTSPLY International Inc	141,454
1,504	Edwards Lifesciences Corp *	130,622
1,338	Gen-Probe Inc *	57,400
1,755	Hill-Rom Holdings Inc	42,102
6,828	Hologic Inc *	99,006
4,374	Hospira Inc *	223,074
1,554	IDEXX Laboratories Inc * †	83,046
1,975	Immucor Inc *	39,974
1,033	Intuitive Surgical Inc *	313,330
1,548	Kinetic Concepts Inc *	58,282
1,355	Masimo Corp *	41,219
29,538	Medtronic Inc	1,299,081
2,011	ResMed Inc *	105,115
8,934	St Jude Medical Inc *	328,593
1,639	STERIS Corp	45,843
7,580	Stryker Corp	381,805
1,115	Teleflex Inc	60,087
1,584	Thoratec Corp *	42,641
3,396	Varian Medical Systems Inc *	159,103
5,753	Zimmer Holdings Inc *	340,060
		$6,242,730

Miscellaneous --- 0.17%
3,496	Cintas Corp	91,071
1,793	Copart Inc *	65,678
956	Corporate Executive Board Co	21,816
1,423	Dun & Bradstreet Corp	120,058
1,440	FTI Consulting Inc *	67,910
4,805	Iron Mountain Inc *	109,362
1,351	Navigant Consulting Inc *	20,076
		$495,971

Office Equipment & Supplies --- 0.19%
3,005	Avery Dennison Corp	109,652
1,508	Herman Miller Inc	24,098
1,258	HNI Corp	34,758
836	Mine Safety Appliances Co †	22,179
5,525	Pitney Bowes Inc	125,749
23,582	Xerox Corp	199,504
1,666	Zebra Technologies Corp Class A *	47,248
		$563,188

Oil & Gas --- 10.98%
13,198	Anadarko Petroleum Corp	823,819
8,971	Apache Corp	925,538
4,318	Arch Coal Inc	96,075
1,373	Atwood Oceanics Inc *	49,222
8,320	Baker Hughes Inc	336,794
1,045	Bill Barrett Corp *	32,510
7,916	BJ Services Co	147,238
2,759	Cabot Oil & Gas Corp	120,265
6,086	Cameron International Corp *	254,395
17,238	Chesapeake Energy Corp	446,119
53,542	Chevron Corp ~	4,122,199
2,220	Cimarex Energy Co	117,593
1,303	Comstock Resources Inc *	52,863
39,595	ConocoPhillips	2,022,117
4,912	CONSOL Energy Inc	244,618
6,627	Denbury Resources Inc * †	98,080
11,851	Devon Energy Corp	871,048
1,887	Diamond Offshore Drilling Inc	185,718
19,039	El Paso Corp	187,153
1,480	Encore Acquisition Co *	71,070
6,774	EOG Resources Inc	659,110
1,751	Exterran Holdings Inc *	37,559
126,759	Exxon Mobil Corp ~	8,643,696
3,344	FMC Technologies Inc *	193,417
3,124	Forest Oil Corp *	69,509
2,938	Frontier Oil Corp	35,373
24,258	Halliburton Co	729,923
2,385	Helix Energy Solutions Group Inc *	28,024
2,808	Helmerich & Payne Inc	111,983
7,822	Hess Corp	473,231
19,033	Marathon Oil Corp	594,210
2,814	Mariner Energy Inc *	32,670
2,269	Massey Energy Co	95,321
5,120	Murphy Oil Corp	277,504
7,703	Nabors Industries Ltd *	168,619
11,241	National-Oilwell Varco Inc	495,616
3,596	Newfield Exploration Co *	173,435
4,653	Noble Energy Inc	331,387
21,660	Occidental Petroleum Corp	1,762,041
1,456	Oceaneering International Inc *	85,205
671	Overseas Shipholding Group Inc	29,490
2,072	Patriot Coal Corp *	32,033
3,931	Patterson-UTI Energy Inc	60,341
7,185	Peabody Energy Corp	324,834
3,070	Pioneer Natural Resources Co	147,882
3,708	Plains Exploration & Production Co *	102,563
4,702	Pride International Inc *	150,041
3,176	Quicksilver Resources Inc *	47,672
4,275	Range Resources Corp	213,109
2,926	Rowan Cos Inc	66,245
32,042	Schlumberger Ltd	2,085,614
5,987	Smith International Inc	162,667
3,192	Southern Union Co	72,458
9,253	Southwestern Energy Co *	445,995
17,340	Spectra Energy Corp	355,643
3,100	Sunoco Inc	80,910
2,191	Superior Energy Services Inc *	53,219
3,880	Tesoro Corp	52,574
1,322	Tidewater Inc	63,390
1,137	Unit Corp *	48,322
15,327	Valero Energy Corp	256,727
15,647	Williams Cos Inc	329,839
15,605	XTO Energy Inc	726,101
		$32,109,936

Paper & Forest Products --- 0.24%
11,778	International Paper Co	315,415
2,560	Louisiana-Pacific Corp *	17,869
4,563	MeadWestvaco Corp	130,639
5,745	Weyerhaeuser Co	247,839
		$711,762

Personal Loans --- 0.73%
31,736	American Express Co	1,285,943
2,422	AmeriCredit Corp * †	46,115
12,012	Capital One Financial Corp	460,540
14,560	Discover Financial Services	214,178
12,650	SLM Corp *	142,565
		$2,149,341

Pharmaceuticals --- 5.96%
41,278	Abbott Laboratories	2,228,599
8,265	Allergan Inc	520,778
48,382	Bristol-Myers Squibb Co	1,221,645
26,985	Eli Lilly & Co	963,634
2,995	Endo Pharmaceuticals Holdings Inc *	61,427
8,200	Forest Laboratories Inc *	263,302
73,632	Johnson & Johnson ~	4,742,637
6,581	King Pharmaceuticals Inc *	80,749
1,593	Medicis Pharmaceutical Corp Class A	43,091
81,514	Merck & Co Inc ~	2,978,522
8,255	Mylan Inc * †	152,140
2,178	Perrigo Co	86,771
215,353	Pfizer Inc ~	3,917,271
1,719	Valeant Pharmaceuticals International *	54,647
2,814	Watson Pharmaceuticals Inc *	111,463
		$17,426,676

Photography/Imaging --- 0.01%
7,522	Eastman Kodak Co †	31,743
		$31,743

Pollution Control --- 0.32%
556	Clean Harbors Inc *	33,143
8,762	Republic Services Inc	248,052
1,148	Rollins Inc	22,133
2,269	Stericycle Inc *	125,181
2,022	Waste Connections Inc *	67,414
13,239	Waste Management Inc	447,611
		$943,534

Printing & Publishing --- 0.25%
1,433	Deluxe Corp	21,194
6,519	Gannett Co Inc	96,807
1,192	John Wiley & Sons Inc Class A	49,921
8,564	McGraw-Hill Cos Inc	286,980
1,010	Meredith Corp	31,159
3,270	New York Times Co Class A	40,417
5,471	RR Donnelley & Sons Co	121,839
714	Scholastic Corp	21,299
169	Washington Post Co Class B	74,292
		$743,908

Railroads --- 0.91%
7,043	Burlington Northern Santa Fe Corp	694,581
10,538	CSX Corp	510,988
2,568	Kansas City Southern *	85,489
9,882	Norfolk Southern Corp	518,014
13,464	Union Pacific Corp	860,349
		$2,669,421

Real Estate --- 1.73%
1,104	Alexandria Real Estate Equities Inc REIT †	70,976
3,886	AMB Property Corp REIT	99,287
3,284	Apartment Investment & Management Co Class A REIT	52,281
2,166	AvalonBay Communities Inc REIT	177,850
3,768	Boston Properties Inc REIT	252,720
1,437	BRE Properties Inc REIT	47,536
1,646	Camden Property Trust REIT	69,741
6,636	CB Richard Ellis Group Inc Class A *	90,050
1,609	Corporate Office Properties Trust REIT	58,938
1,270	Cousins Properties Inc REIT †	9,690
5,754	Duke Realty Corp REIT	70,026
1,040	Equity One Inc REIT	16,817
7,443	Equity Residential REIT	251,424
770	Essex Property Trust Inc REIT	64,410
1,658	Federal Realty Investment Trust REIT	112,280
7,969	HCP Inc REIT	243,373
3,202	Health Care Inc REIT	141,913
1,986	Highwoods Properties Inc REIT	66,233
3,136	Hospitality Properties Trust REIT	74,355
16,722	Host Hotels & Resorts Inc REIT	195,146
1,157	Jones Lang LaSalle Inc	69,883
10,036	Kimco Realty Corp REIT	135,787
2,961	Liberty Property Trust REIT	94,782
2,297	Macerich Co REIT †	82,577
2,022	Mack-Cali Realty Corp REIT	69,900
2,877	Nationwide Health Properties Inc REIT	101,213
2,311	Omega Healthcare Investors Inc REIT	44,949
4,406	Plum Creek Timber Co Inc REIT	166,371
1,115	Potlatch Corp REIT	35,546
11,989	ProLogis REIT	164,129
3,690	Public Storage REIT	300,550
2,101	Rayonier Inc REIT	88,578
2,683	Realty Income Corp REIT †	69,516
2,244	Regency Centers Corp REIT	78,675
3,133	Senior Housing Properties Trust REIT	68,519
7,657	Simon Property Group Inc REIT	611,029
2,042	SL Green Realty Corp REIT	102,590
4,220	UDR Inc REIT	69,377
4,244	Ventas Inc REIT	185,633
4,203	Vornado Realty Trust REIT	293,925
2,740	Weingarten Realty Investors REIT	54,225
		$5,052,800

Restaurants --- 1.06%
861	Bob Evans Farms Inc	24,926
2,864	Brinker International Inc	42,731
1,685	Cheesecake Factory Inc *	36,379
838	Chipotle Mexican Grill Inc Class A *	73,878
3,846	Darden Restaurants Inc	134,879
28,814	McDonald's Corp	1,799,146
873	Panera Bread Co Class A *	58,465
19,804	Starbucks Corp *	456,680
9,713	Wendy's/Arby's Group Inc	45,554
12,537	Yum! Brands Inc	438,419
		$3,111,057

Retail --- 4.30%
1,314	99 Cents Only Stores *	17,174
1,505	Aaron's Inc	41,734
2,337	Abercrombie & Fitch Co	81,444
2,539	Advance Auto Parts Inc	102,779
1,682	Aeropostale Inc *	57,272
8,896	Amazon.com Inc *	1,196,690
5,788	American Eagle Outfitters Inc	98,280
1,642	AnnTaylor Stores Corp *	22,397
2,482	AutoNation Inc *	47,530
823	AutoZone Inc *	130,092
1,035	Barnes & Noble Inc	19,737
7,124	Bed Bath & Beyond Inc *	275,200
9,171	Best Buy Co Inc	361,888
2,114	Big Lots Inc *	61,264
5,956	CarMax Inc *	144,433
4,558	Chicos FAS Inc *	64,040
1,332	Coldwater Creek Inc *	5,941
1,797	Collective Brands Inc *	40,918
37,679	CVS Caremark Corp	1,213,641
2,396	Dick's Sporting Goods Inc *	59,589
2,412	Dollar Tree Inc *	116,500
5,701	Expedia Inc *	146,573
3,768	Family Dollar Stores Inc	104,863
4,346	Foot Locker Inc	48,414
4,387	GameStop Corp Class A *	96,251
12,717	Gap Inc	266,421
1,528	Guess? Inc	64,634
45,384	Home Depot Inc	1,312,959
1,456	J Crew Group Inc *	65,141
6,412	JC Penney Co Inc	170,623
8,211	Kohl's Corp *	442,819
7,222	Limited Brands Inc	138,951
39,290	Lowe's Cos Inc	918,993
11,425	Macy's Inc	191,483
1,149	Netflix Inc * †	63,356
4,490	Nordstrom Inc	168,734
7,704	Office Depot Inc *	49,691
3,652	O'Reilly Automotive Inc *	139,214
3,319	PetSmart Inc	88,584
1,133	priceline.com Inc *	247,561
3,208	RadioShack Corp	62,556
1,851	Rent-A-Center Inc *	32,800
3,413	Ross Stores Inc	145,769
4,049	Saks Inc * †	26,561
1,327	Sears Holdings Corp * †	110,738
2,544	Sherwin-Williams Co	156,838
19,411	Staples Inc	477,317
20,077	Target Corp	971,124
3,358	Tiffany & Co	144,394
11,205	TJX Cos Inc	409,543
3,451	Urban Outfitters Inc *	120,750
26,392	Walgreen Co	969,114
2,924	Williams-Sonoma Inc	60,761
		$12,572,073

Savings & Loans --- 0.22%
2,286	Astoria Financial Corp	28,415
4,200	First Niagara Financial Group Inc	58,422
12,789	Hudson City Bancorp Inc	175,593
9,682	New York Community Bancorp Inc †	140,486
2,995	NewAlliance Bancshares Inc	35,970
9,437	People's United Financial Inc	157,598
2,469	Washington Federal Inc	47,750
		$644,234

Shoes --- 0.24%
10,456	NIKE Inc Class B	690,828
1,275	Timberland Co Class A *	22,861
		$713,689

Specialized Services --- 2.24%
1,919	Acxiom Corp *	25,753
2,642	Affiliated Computer Services Inc Class A *	157,701
1,411	Alliance Data Systems Corp * †	91,136
3,415	Apollo Group Inc Class A *	206,881
13,503	Automatic Data Processing Inc	578,063
1,135	Brink's Co	27,626
1,142	Brink's Home Security Holdings Inc *	37,275
3,697	Broadridge Financial Solutions Inc	83,404
1,815	Career Education Corp *	42,308
7,873	Cognizant Technology Solutions Corp Class A *	356,647
4,121	Computer Sciences Corp *	237,081
3,440	Convergys Corp *	36,980
2,440	Corinthian Colleges Inc * †	33,599
3,053	Corrections Corp of America *	74,951
1,645	DeVry Inc	93,321
1,029	DST Systems Inc *	44,813
3,362	Equifax Inc	103,852
8,454	Fidelity National Information Services Inc	198,162
4,224	Fiserv Inc *	204,780
1,667	Gartner Inc *	30,073
2,145	Global Payments Inc	115,530
9,148	H&R Block Inc	206,928
2,201	Hewitt Associates Inc Class A *	93,014
871	ITT Educational Services Inc *	83,581
1,254	Korn/Ferry International *	20,691
2,560	Lender Processing Services Inc	104,090
2,086	Manpower Inc	113,854
589	ManTech International Corp Class A *	28,437
2,581	Mastercard Inc Class A	660,684
854	Matthews International Corp Class A	30,257
3,535	Monster Worldwide Inc *	61,509
2,593	MPS Group Inc *	35,628
2,027	NeuStar Inc *	46,702
8,737	Paychex Inc	267,702
1,230	Regis Corp	19,151
4,093	Robert Half International Inc	109,406
8,070	SAIC Inc *	152,846
7,038	Service Corp International	57,641
1,878	Sotheby's †	42,217
1,183	SRA International Inc Class A *	22,595
370	Strayer Education Inc	78,621
5,239	Total System Services Inc	90,478
11,785	Visa Inc Class A	1,030,716
1,196	Watson Wyatt Worldwide Inc Class A	56,834
18,479	Western Union Co	348,329
		$6,541,847

Telephone & Telecommunications --- 2.94%
10,603	American Tower Corp Class A *	458,156
157,484	AT&T Inc ~	4,414,277
8,088	CenturyTel Inc	292,866
6,025	Cincinnati Bell Inc *	20,786
7,982	Frontier Communications Corp	62,339
7,100	MetroPCS Communications Inc *	54,173
40,118	Qwest Communications International Inc	168,897
78,986	Sprint Nextel Corp *	289,089
1,895	Syniverse Holdings Inc *	33,125
2,551	Telephone & Data Systems Inc	86,530
3,996	tw telecom Inc *	68,491
75,810	Verizon Communications Inc	2,511,585
11,675	Windstream Corp	128,308
		$8,588,622

Textiles --- 0.30%
8,535	Coach Inc	311,784
1,250	Fossil Inc *	41,950
2,656	Hanesbrands Inc *	64,036
1,444	Phillips-Van Heusen Corp	58,742
1,586	Polo Ralph Lauren Corp	128,434
1,029	Under Armour Inc Class A *	28,061
2,420	VF Corp	177,241
1,284	Warnaco Group Inc *	54,172
		$864,420

Tobacco --- 1.42%
55,300	Altria Group Inc	1,085,539
4,291	Lorillard Inc	344,267
50,864	Philip Morris International Inc	2,451,136
4,592	Reynolds American Inc	243,238
701	Universal Corp	31,973
		$4,156,153

Transportation --- 0.12%
1,150	Alexander & Baldwin Inc	39,364
1,299	Con-way Inc	45,348
2,299	JB Hunt Transport Services Inc	74,189
1,508	Kirby Corp *	52,524
1,288	Landstar System Inc	49,936
1,568	Ryder System Inc	64,554
1,204	Werner Enterprises Inc	23,827
		$349,742

Utilities --- 1.72%
2,164	AGL Resources Inc	78,921
2,934	Alliant Energy Corp	88,783
6,239	Ameren Corp	174,380
2,560	Atmos Energy Corp	75,264
1,088	Black Hills Corp	28,973
10,314	CenterPoint Energy Inc	149,656
6,362	CMS Energy Corp	99,629
7,380	Consolidated Edison Inc	335,273
16,006	Dominion Resources Inc	622,954
4,459	DTE Energy Co	194,368
1,904	Energen Corp	89,107
3,547	EQT Corp	155,784
2,026	Integrys Energy Group Inc	85,072
4,903	MDU Resources Group Inc	115,711
2,135	National Fuel Gas Co	106,750
1,268	Nicor Inc	53,383
7,329	NiSource Inc	112,720
2,565	OGE Energy Corp	94,623
2,808	ONEOK Inc	125,153
9,959	PG&E Corp	444,669
13,594	Public Service Enterprise Group Inc	452,001
4,730	Questar Corp	196,626
2,934	SCANA Corp	110,553
6,588	Sempra Energy	368,796
5,673	TECO Energy Inc	92,016
2,797	UGI Corp	67,659
2,273	Vectren Corp	56,098
1,406	WGL Holdings Inc	47,157
3,163	Wisconsin Energy Corp	157,612
12,391	Xcel Energy Inc	262,937
		$5,042,628

Water --- 0.02%
3,804	Aqua America Inc †	66,608
		$66,608

TOTAL COMMON STOCK --- 99.07%		$289,688,426
(Cost $276,547,947)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

425,000	United States of America	424,965
	0.04% March 11, 2010

TOTAL SHORT-TERM INVESTMENTS --- 0.15%		$424,965
(Cost $424,988)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)

2,759,540	BNP Paribas Securities Corp	2,759,540
	Repurchase Agreement
	0.01% January 4, 2010

TOTAL SECURITIES LENDING COLLATERAL --- 0.94%		$2,759,540
(Cost $2,759,540)

OTHER ASSETS & LIABILITIES --- (0.16%)		$(463,242)

TOTAL NET ASSETS --- 100%		$292,409,689
(Cost $279,732,475)

Legend

*	Non-income Producing Security
†	A portion or all of the security is on loan at December 31, 2009.
~	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust

For Portfolio compliance purposes, management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes.  Industries are shown as a percent of total net assets.  These industry classifications are unaudited.

See notes to financial statements.

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund’) is organized under Maryland law, and is governed by the Board of Directors (the “Board”).  The Board is responsible for overall management of the Fund’s business affairs.  The Board meets regularly to review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs.  The Board elects the Fund’s officers.  The business address of each Director and officer is 8515 E. Orchard Road, Greenwood Village, Colorado 80111.  Each Director and officer oversees 54 portfolios, each of which is a series of the Fund.  The following table provides information about each of the Directors and officers of the Fund.

Independent Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Sanford Zisman (1939) 1982	Attorney, Law Firm of Zisman,& Ingraham, P.C.
Richard P. Koeppe (1931) 1987	Retired educator
Gail H. Klapper (1943) 2007	Director, Guaranty Bancorp; Managing Attorney, Klapper Law Firm; Member, The Colorado Forum
*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

Interested Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008
Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Interested Officers*
Name (Year of Birth) Title Year Elected	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers (1967) Treasurer and Investment Operations Compliance Officer 2008
Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Treasurer and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Secretary and Chief Compliance Officer 1997
Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, MCM and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC

*An “Interested Officer” refers to an officer who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Remuneration Paid to Directors
The Fund pays no salaries or compensation to any of the Interested Directors or Officers.  The chart below sets forth the total compensation paid to the Independent Directors during the Fund’s most recently completed fiscal year.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$67,700	0	0	$67,700
S. Zisman	$64,000	0	0	$64,000
G.H. Klapper	$67,700	0	0	$67,000

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to:  Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129.  The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Approval of Sub-Advisory Agreements for Maxim Putnam High Yield Bond Portfolio and Maxim MFS International Value Portfolio
The Board of Directors (“Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on August 11, 2009, approved a new Sub-Advisory Agreement among the Fund, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and Massachusetts Financial Services Company (“MFS”) with respect to the Maxim MFS International Value Portfolio (formerly, the Maxim Bernstein International Equity Portfolio).  At a meeting held on April 23, 2009, the Board, including the Independent Directors, approved a new Sub-Advisory Agreement among the Fund, MCM and Putnam Investment Management, LLC (“Putnam”) with respect to the Maxim Putnam High Yield Bond Portfolio (formerly, the Maxim High Yield Bond Portfolio).  These Sub-Advisory Agreements are collectively referred to as the “Agreements,” and Putnam and MFS are collectively referred to as the “Sub-Advisers.”

Pursuant to the Investment Advisory Agreement between the Fund and MCM, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

The Fund operates under a manager-of-managers structure pursuant to an exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval, subject to certain conditions.  The Sub-Advisory Agreement with MFS was approved by the Board without shareholder approval in accordance with the terms of the exemptive order.  The relief granted by the exemptive order, however, does not extend to a sub-adviser that is an affiliated person of the Fund or MCM, other than by reason of serving as a sub-adviser to one or more of the Fund’s portfolios.  Because Putnam is, or could be deemed to be, an affiliated person of MCM by virtue of being under common control with MCM, the Sub-Advisory Agreement with Putnam was approved by the Board subject to shareholder approval.  The Sub-Advisory Agreement was subsequently approved by shareholders at a special meeting of shareholders held on July 31, 2009.

Under the manager-of-managers structure, MCM is also responsible for monitoring and evaluating the performance of the sub-advisers and for recommending the hiring, termination and replacement of sub-advisers to the Board.  Pursuant to the Agreements, each of Putnam and MFS, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.

In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Prior to approving the Agreements, MCM, at the request of the Board, conducted a thorough search for replacement sub-advisers for the Portfolios.  The Board requested that MCM conduct the search for replacement sub-advisers as a result of poor investment performance of the Portfolios under the management of the then current sub-advisers.  Requests for Proposals were sent to more than 20 potential replacement sub-advisers for each Portfolio.  MCM received more than 15 proposals for each Portfolio.  MCM then analyzed the proposals using various fund analytics and conducted additional research to narrow the list of potential replacement sub-advisers.  The MCM Investment Committee then interviewed the potential replacement sub-advisers in person.  Based on those interviews and the totality of information made available to it, MCM then recommended to the Board that the Sub-Advisers be selected as the new sub-advisers for the Portfolios.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Portfolios by the Sub-Advisers.  Among other things, the Board considered each Sub-Adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio.  The Board also considered each Sub-Adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures.  In addition, the Board considered each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Portfolios by the Sub-Advisers.

Investment Performance
The Board reviewed information regarding the investment performance of similar funds currently managed by Putnam and MFS as well as similar funds managed by other companies and the peer groups for the applicable asset classes.   With regard to the Maxim MFS International Value Portfolio, the Board also reviewed information regarding the investment performance of the Portfolio as managed by its previous sub-adviser, AllianceBernstein LLP (“Bernstein”), and as compared against various benchmarks.  The performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008 for Putnam and MFS, to the extent applicable, risk weighted performance measures, and each Portfolio’s Morningstar category and overall ratings.

The Board noted the investment returns of the similarly managed Putnam High Yield Advantage Fund (Class Y) exceeded those of the Maxim Putnam High Yield Bond Portfolio over the 1-, 3-, and 5-year periods and also exceeded the returns of the Morningstar High Yield Bond Category Average over the 1-, 3-, 5- and 10-year periods.  Based on the information provided, the Board concluded that it was satisfied with the performance of Putnam as compared against various benchmarks, as well as against similar funds managed by other companies and against the peer group for the asset class.

Based on the information provided, the Board concluded that the Maxim MFS International Value Portfolio, as managed by Bernstein, underperformed as compared against various benchmarks, as well as against similar funds currently managed by MFS and other companies, and the peer group for the applicable asset class.

Profitability and Other Benefits to Putnam and MFS
The Board did not consider profitability information with respect to the Sub-Advisers. The Sub-Advisers’ separate profitability apart from their relationship with the Fund was not a material factor in determining whether to approve the Agreements.

The Board considered potential “fall-out” or ancillary benefits that could be received by the Sub-Advisers as a result of their relationship with the Fund, and noted that such benefits could include, among other, benefits directly attributable to their relationship with the Fund (such as soft-dollar credits, which are credits obtained with portfolio brokerage commissions that are used to purchase research products and services from brokers) and benefits potentially derived from an increase in the Sub-Advisers’ business as a result of their relationship with the Fund.  The Board concluded that other ancillary benefits that the Sub-Advisers and their affiliates could receive were not unreasonable.

Economies of Scale
The Board considered the expense ratio of each Portfolio and noted that the overall expenses of the Portfolios would remain the same under the Agreements.  The Board did not review specific information regarding anticipated economies of scale with respect to the management of the Portfolios because it regards that information as less relevant at the sub-adviser level.  The Board reviews information regarding potential economies of scale at its annual meeting when considering the renewal of the MCM Investment Advisory Agreement and the Fund’s various sub-advisory agreements.

Management Fees and Expenses
The Board considered and reviewed the current management fees and expenses for the Portfolios together with the proposed sub-advisory fees, noting that, because the sub-advisory fees are paid out of the management fees that MCM receives from the Portfolios, there would be no change in the level of management fees paid by shareholders of the Portfolios as a result of a change of sub-advisers.  The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to the Portfolios, noting that the new sub-advisory fees would be lower.  The Board was aware that, because the new sub-advisory fees are lower, MCM will retain a greater portion of the management fees paid by shareholders as a result of a change of sub-advisers.

In evaluating the management and sub-advisory fees, the Board considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolios.  Regarding Maxim MFS International Value Portfolio, the Board also considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by MFS.

Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds.  The Board also concluded that the expense ratio for the Maxim Putnam High Yield Bond Portfolio was near the median expense ratio for its Morningstar fund category.  Regarding the Maxim MFS International Value Portfolio, the Board concluded that the Portfolio’s expense ratio was generally near or below the median expense ratio for its Morningstar fund category.

Availability of Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.                            CODE OF ETHICS.

(a)
As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)
Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.                            AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $315,080 for fiscal year 2008 and $390,120 for fiscal year 2009.

(b)
Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2008 and $79,500 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)
Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $138,345 for fiscal year 2008 and $144,625 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)
All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)      (1)      Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)
100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2008 equaled $3,004,438 and for fiscal year 2009 equaled $985,800.

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ITEM 5.                            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail H. Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.                            INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.                            CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                            EXHIBITS.

(a)                (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer and Investment Operations Compliance Officer

Date:	February 22, 2010